Related parties (Tables)	12 Months Ended
Nov. 30, 2022
Related party transactions [abstract]
Summary of key management personnel compensation comprises	Key management personnel compensation comprises:

	2022	2021

Short-term employee benefits	$3,191	$2,690
Post-employment benefits	86	72
Share-based compensation	2,078	1,243

	$5,355	$4,005